RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 4. RELATED PARTY TRANSACTIONS

Related party – Sales

(1)	The Company had sales to EOS Venture International Pte Ltd., (the “EOS Venture”), a Singapore company. The EOS Trading provides financial aids to EOS Venture. In addition, Mr. He-Siang Yang, the officer, director, and shareholder of the Company, is the key person who can significantly affect the economic performance of EOS Venture. The sales amounted to $0 and $3,049 for six months ended June 30, 2019 and 2018, respectively. As of June 30, 2019 and December 31, 2018, accounts receivable balance was $2,488 and $101,488, respectively.

(2)	The Company had sales to Fortune King (HK) Trading Limited, (the “Fortune King”), a Hong Kong company. The founder and officer of Fortune King is also one of the shareholders of EOS, Inc. The sales amounted to $180,367 and $394,016 for the six months ended June 30, 2019 and 2018, respectively. As of June 30, 2019 and December 31, 2018, accounts receivable balance was $1,143,557 and $1,263,833, respectively.

Due to shareholders

The Company has advanced funds from one of its directors and shareholder for working capital purposes. As of June 30, 2019 and December 31, 2018, there were $76,435 and $147,281 advances outstanding, respectively. The Company has agreed that the outstanding balances bear 0% interest rate and are due upon demand after 30 days written notice by the director and shareholder.

Note 2. RELATED PARTY TRANSACTIONS

Related party - Sales

(1)	The Company had sales to EOS Trading Co., Ltd., (the “EOS Trading”), a Hong Kong company owned by the officer, director, and shareholder of the Company, in an aggregate amount of $0 and $371,043 for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, accounts receivable balance was $0.

(2)	The Company had sales to EOS Venture International Pte Ltd., (the “EOS Venture”), a Singapore company. The EOS Trading provides financial aids to EOS Venture. In addition, Mr. He-Siang Yang, the officer, director, and shareholder of the Company, is the key person who can significantly affect the economic performance of EOS Venture. The sales amounted to $4,010 and $365,815 for years ended December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, accounts receivable balance was $101,488 and $224,203, respectively.

(3)	The Company had sales to Fortune King (HK) Trading Limited, (the “Fortune King”), a Hong Kong company. The founder and officer of Fortune King is also one of the shareholders of EOS Inc. The sales amounted to $1,235,203 and $582,973 for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, accounts receivable balance was $1,263,833 and $561,978, respectively.

(4)	The Company had sales to Able Vision Ltd., (“ABLE Vision”), a Seychelles corporation owned by one of shareholders of the Company, in an aggregate amount of $0 and $186,266 for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, accounts receivable balance was $0.

Due to shareholders

The Company has advanced funds from one of its directors and shareholder for working capital purposes. As of December 31, 2018 and 2017, there were $147,281 and $97,573 advances outstanding, respectively. The Company has agreed that the outstanding balances bear 0% interest rate and are due upon demand after 30 days written notice by the officer and shareholder.